Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2020	$269,414
2021	116,719
2022	16,816
Total	$402,949